Annual Total Returns- PIMCO Global Core Bond Hedged Portfolio (Advisor Class) [BarChart] - Advisor Class - PIMCO Global Core Bond Hedged Portfolio - Advisor	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.19%	(3.14%)	(1.49%)	(5.03%)	6.78%	4.29%	1.05%	7.88%	8.10%